LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 19, 2013 TO THE

SUMMARY PROSPECTUS, DATED FEBRUARY 25, 2013 AND THE PROSPECTUS, DATED NOVEMBER 28, 2012 (AS SUPPLEMENTED ON FEBRUARY 22, 2013) OF

WESTERN ASSET SHORT TERM YIELD FUND

The second paragraph in the section titled "Principal investment strategies" in the fund's Summary Prospectus and in the fund's Prospectus, and the paragraph in the section titled "More on the fund's investment strategies, investments and risks – Concentration in the financial services industry" in the fund's Prospectus, are deleted and replaced as follows:

Under normal circumstances, the fund will invest at least 25% of its assets in securities issued by companies in the financial services industry. Companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates. Although the fund concentrates its investments in the financial services industry, it may invest less than 25% of its assets in this industry as a temporary defensive measure.